Identifiable Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Identifiable Intangible Assets, net
Schedule of identifiable intangible assets

	December 31, 2019			December 31, 2018
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
Finite-lived intangible assets
Customer relationships	$280,493	$(180,571)	$99,922	$291,503	$(164,611)	$126,892
Databases and content	1,755,323	(342,385)	1,412,938	1,725,878	(233,733)	1,492,145
Computer software	285,701	(135,919)	149,782	268,704	(97,570)	171,134
Trade names	1,570	—	1,570	—	—	—
Finite-lived intangible assets	2,323,087	(658,875)	1,664,212	2,286,085	(495,914)	1,790,171
Indefinite-lived intangible assets
Trade names	164,428	—	164,428	168,349	—	168,349
Total intangible assets	$2,487,515	$(658,875)	$1,828,640	$2,454,434	$(495,914)	$1,958,520

Schedule of weighted-average amortization period for finite-lived intangible assets

Remaining
Weighted - Average
Amortization
Period (in years)
Customer relationships	12.70
Databases and content	13.80
Computer software	3.89
Trade names	18.00
Total	13.08

Schedule of estimated amortization for five succeeding years

2020	$170,343
2021	160,666
2022	122,886
2023	116,665
2024	116,395
Thereafter	935,302
Subtotal finite-lived intangible assets	1,622,257
Internally developed software projects in process	41,955
Total finite-lived intangible assets	1,664,212
Intangibles with indefinite lives	164,428
Total intangible assets	$1,828,640